As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
19 West 34th Street, Suite 816A
New York, NY 10001
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
19 West 34th Street, Suite 816A
New York, NY 10001
(Name and address of agent for service)

(212) 868-5970
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.4%
	Internet - Commerce - 27.3%
130,000	Ameritrade Holding Corporation *(a)	$1,931,800
433,773	Autobytel Inc. *	2,108,137
32,878	Ctrip.com International Ltd. - ADR *^	1,670,202
49,321	Digital River, Inc. *	1,357,314
1,000	eBay Inc. *(a)	38,010
1,093,487	HomeStore, Inc. *	2,285,388
110,000	InterActiveCorp *	2,695,000
97,100	Monster Worldwide Inc. *(a)	2,561,498
5,000	Shanda Interactive Entertainment Ltd - ADR *^	184,250
94,720	Spark Networks PLC - GDR *^ (EUR)	623,656
165	ValueClick, Inc. *	1,769
		15,457,024
	Internet - Communications - 8.4%
204,000	Airspan Networks Inc. *	975,120
48,000	Alvarion Ltd. *^	434,880
136,050	Openwave Systems Inc. *(a)	2,115,577
23,902	Sycamore Networks, Inc. *	80,789
1,600,000	Tencent Holdings Limited *^ (HK)	1,137,444
		4,743,810
	Internet - Infrastructure - 44.1%
238,288	Agile Software Corporation *(a)	1,536,958
114,700	Akamai Technologies, Inc. *	1,610,388
1,000	Apple Computer, Inc. *	39,710
114,000	Digimarc Corporation *	581,400
18,000	Digital Insight Corporation *(a)	391,320
83,407	Internet Security Systems, Inc. *	1,851,635
294,300	Interwoven, Inc. *	2,342,628
20,000	Macrovision Corporation *	420,200
258,904	MatrixOne, Inc. *	1,183,191
1,000	McAfee Inc. *(a)	28,680
115,900	Open Text Corporation *^(a)	1,862,513
334,690	PalmSource, Inc. *(a)	3,356,941
671,028	Plumtree Software, Inc. *	3,086,729
81,876	SafeNet, Inc. *	2,572,544
240,079	SumTotal Systems, Inc. *(a)	1,005,931
1,000	VeriSign, Inc. *(a)	32,350
600,307	webMethods, Inc. *	3,019,544
		24,922,662

Shares		Value
	COMMON STOCKS (continued) - 93.4%
	Internet - Media Content - 13.6%
141,918	Alloy, Inc. *	$729,458
1,000	CNET Networks, Inc. *(a)	10,380
1,000	Electronic Arts Inc. *(a)	52,540
100	Google Inc. *(a)	27,840
686	InfoSpace, Inc. *	23,269
135,833	iVillage Inc. *	819,073
100,000	Jupitermedia Corporation *(a)	1,825,000
55,100	SINA Corp *^	1,533,433
137,800	Sohu.com Inc. *^(a)	2,579,616
1,000	Take-Two Interactive Software, Inc. *(a)	25,760
1,000	THQ Inc. *	27,890
274	Yahoo! Inc. *(a)	10,193
		7,664,452
	TOTAL COMMON STOCKS (Cost $51,301,525)	52,787,948

Principal
Amount
	SHORT-TERM INVESTMENTS - 13.4%
	U.S. Government Agency Obligations - 13.2%
$ 7,480,000	Federal Home Loan Bank Discount Notes,
	2.82%, Due 06/01/05	7,480,000
	Variable Rate Demand Notes# - 0.2%
94,295	Wisconsin Corporate Central Credit Union, 2.76%	94,295
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,574,295)	7,574,295

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 26.5%
	Commercial Paper - 3.5%
1,000,000	Morgan Stanley Capital Partners Promissory Notes,
	2.57%, Due 09/02/05	1,000,000
1,000,000	CCN Orchard Park LLC Promissory Notes,
	3.19%, Due 04/06/06	1,000,000
	Total Repurchase Agreements	2,000,000
	Corporate Notes & Bonds - 1.8%
999,647	Natexis Banq Populair NY Variable Rate Deposit Notes,
	3.1075%, Due 7/12/05	999,647
	Total Corporate Notes & Bonds	999,647
	Money Market Mutual Funds - 0.0%
885	Merrill Lynch Premier Institutional Fund	885
	Total Money Market Mutual Funds	885

Principal
Amount		Value
	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (continued) - 26.5%
	Repurchase Agreements - 21.2%
$ 12,000,000	Credit Suisse First Boston Repurchase Agreement:
	(Dated 05/31/05), 3.08%, Due 06/01/05 (Repurchase
	Proceeds $12,001,027), (Collateralized by FNMA
	and FHLMC Gold Collateralized Mortgage Ogligations)	$12,000,000
	Total Repurchase Agreements	12,000,000
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $15,000,532)	15,000,532
	TOTAL INVESTMENTS (Cost $73,876,352) - 133.3%	75,362,775
	LIABILITIES LESS OTHER ASSETS - (33.3)%	(18,834,282)
	TOTAL NET ASSETS - 100.0%	$56,528,493

*	Non Income Producing Security
^	Foreign Security
(a)	All or a portion of shares are on loan.
ADR	American Depository Receipt
GDR	Global Depository Receipt
EUR	European Monetary Unit
HK	Hong Kong Dollars
#	Variable rate demand notes are considered short-term obligations and are
	payable upon demand. Interest rates change periodically on specified dates.
	The rates listed are as of May 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

                                                                                                          2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title       /s/ Ryan Jacob
                                                      Ryan Jacob, President

Date                      7/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Ryan Jacob
                                                       Ryan Jacob, President

Date                      7/26/05

By (Signature and Title)       /s/ Francis Alexander

Date                      7/27/05